CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Operating activities
(Loss) Profit before tax	$ 33,243,000	$ 33,107,000	$ (32,230,000)
Adjustments for:
Finance costs	8,538,000	8,424,000	12,493,000
Interest income	(5,074,000)	(1,846,000)	(1,058,000)
Depreciation of property, plant and equipment	43,939,000	42,742,000	37,346,000
Depreciation of right-of-use assets	36,910,000	35,709,000	35,560,000
Amortization of intangible assets	123,000	106,000	46,000
Impairment loss, net of reversal - property, plant and equipment	2,308,000	(3,728,000)	7,721,000
Impairment loss, net of reversal - right-of-use assets	(2,355,000)	(3,916,000)	106,000
Impairment loss, net of reversal - goodwill		1,122,000
Impairment loss, net of reversal - intangible assets		1,600,000
Loss on disposal of property, plant and equipment and provision for early termination of leases	2,290,000	2,388,000	6,890,000
Net gain on lease termination	(1,476,000)	(2,161,000)	(5,146,000)
Loss on lease modification		366,000
Net gain arising on financial assets at fair value through profit or loss	(3,100,000)	(1,552,000)	(195,000)
Loss on disposal of a subsidiary (Note 39)		605,000
Covid-19-related rent concessions	0	0	(1,006,000)
Other rental concessions		(596,000)
Net foreign exchange loss	20,501,000	7,378,000	18,731,000
Operating cash flows before movements in working capital	135,847,000	119,748,000	79,258,000
Increase in inventories	(1,759,000)	(3,778,000)	(9,226,000)
Increase in trade and other receivables and prepayments	(1,103,000)	(7,529,000)	(14,810,000)
Decrease in rental and other deposits		19,000	2,211,000
Decrease in amounts due from related parties			277,000
Increase (Decrease) in trade payables	(3,687,000)	2,065,000	7,761,000
Increase in other payables	287,000	5,771,000	4,222,000
Increase in contract liabilities	1,245,000	7,187,000	1,417,000
Decrease in provisions		(150,000)	(515,000)
Increase in amounts due to related parties	487,000	66,000	8,000
Cash generated from operations	131,317,000	123,399,000	70,603,000
Income taxes paid, net of refunds	(11,621,000)	(9,354,000)	(2,282,000)
Net cash from operating activities	119,696,000	114,045,000	68,321,000
Investing activities
Interest received from bank deposits	4,052,000	1,370,000	355,000
Interest received from related parties			225,000
Interest received from other financial assets			120,000
Purchase of financial assets at fair value through profit or loss	(233,236,000)	(97,250,000)
Redemption of financial assets at fair value through profit or loss	236,336,000	98,816,000	36,159,000
Proceeds on redemption of other financial assets			4,703,000
Purchase of property, plant and equipment	(34,742,000)	(32,801,000)	(60,471,000)
Proceeds on disposals of property, plant and equipment	134,000	1,790,000	103,000
Purchase of intangible assets		(173,000)
Payments for rental deposits	(2,027,000)	(1,949,000)	(4,219,000)
Refund of rental deposits	1,867,000	446,000
Acquisition of a subsidiary, net of cash acquired (Note 36)			(2,902,000)
New loans to non-controlling interests			(1,955,000)
Collection of loans to related parties			29,106,000
Proceeds from disposal of a subsidiary (Note 39)		17,389,000
Withdrawal of pledged bank deposits		587,000
Placement of pledged bank deposits			(336,000)
Net cash from (used in) investing activities	(27,616,000)	(11,775,000)	888,000
Financing activities
Repayments of bank borrowings		(562,000)	(2,927,000)
New addition of loans from related parties raised			40,277,000
Repayments of loans from related parties			(51,650,000)
Repayments of lease liabilities	(43,536,000)	(43,425,000)	(36,112,000)
Proceeds from issue of share of the Company	56,113,000		23,147,000
Proceeds from capital injections			1,535,000
Interest paid			(5,150,000)
Cash paid related to the Group Reorganization			(38,984,000)
Capital injection from non-controlling interests		200,000	1,766,000
Net contribution from the Retained Group			5,888,000
Cash balances transferred to the Retained Group related to the Group Reorganization			(3,659,000)
Net cash (used in) from financing activities	12,577,000	(43,787,000)	(65,869,000)
Net increase in cash and cash equivalents	104,657,000	58,483,000	3,340,000
Cash and cash equivalents at beginning of the year	152,908,000	93,878,000	89,546,000
Effect of foreign exchange rate changes	(2,846,000)	547,000	992,000
Cash and cash equivalents at end of the year	254,719,000	152,908,000	93,878,000
Bank balances and cash (Note 20)	$ 254,719,000	$ 152,908,000	$ 93,878,000